Document And Entity Information	12 Months Ended
Sep. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38146
Amendment Flag	false
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Entity Incorporation, State or Country Code	D8
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Accounting Standard	U.S. GAAP
Entity Registrant Name	ZK INTERNATIONAL GROUP CO., LTD.
Entity Central Index Key	0001687451
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ZKIN
Title of 12(b) Security	Ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	28,918,177
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
City Area Code	577
Contact Personnel Name	Di Chen
Contact Personnel Email Address	zjzk@cn-zk.cn
Local Phone Number	86852999